Store Closures (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended
	Jan. 15, 2021	Aug. 19, 2020	Feb. 01, 2022	Dec. 31, 2020	Oct. 29, 2020
lease settlement agreement [Member] | Bannerman Crossings III, LLC [Member]
Proceeds from lease payment				$ 130,000
Settlement payment				75,000
Monthly installment, lease				5,000
lease settlement agreement [Member] | Bannerman Crossings III, LLC [Member] | Second Payment [Member]
Remaining settlement amount				15,000
lease settlement agreement [Member] | Bannerman Crossings III, LLC [Member] | Third Payment [Member]
Remaining settlement amount				10,000
lease settlement agreement [Member] | Prisa [Member]
Proceeds from lease payment				525,000
Settlement payment				250,000
Remaining settlement amount				275,000
Monthly installment, lease	$ 22,917
Liability settlement payment				$ 2,148,502
lease settlement agreement [Member] | DBH Properties [Member]
Proceeds from lease payment		$ 200,000
Settlement payment		80,000
Remaining settlement amount		5,000
Liability settlement payment		$ 2,006,162
lease settlement agreement [Member] | DBH Properties [Member] | Forecast [Member]
Monthly installment, lease			$ 10,000
Master Lease Agreement [Member] | Mr Andre [Member] | Maximum [Member]
Sale of properties					$ 2,041,848
Master Lease Agreement [Member] | Mr Andre [Member] | Minimum [Member]
Sale of properties					$ 1,904,763